Reportable Segment Information - Summary of marketability of the products (Detail) - USD ($) $ in Thousands	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 40,219	$ 31,552	$ 112,100
Segment adjusted gross margin	$ 14,443	$ 11,369	$ 38,743
Concentration Risk Percentage	36.00%	36.00%	35.00%
Research and development costs excluded from segment gross margin	$ (3,645)	$ (2,694)	$ (8,502)
Operating Expenses [Abstract]
Selling, general and administrative	12,038	7,909	32,557
Research and development	1,363	530	4,158
Transaction expenses		10,091
Operating loss	(2,603)	(9,855)	(6,474)
Interest expense	1,870	616	5,579
Other income	0		1
Loss before taxes	(4,473)	(10,471)	(12,052)
Cyber And Engineering [Member]
Revenue, Major Customer [Line Items]
Revenues	19,229	15,584	58,039
Segment adjusted gross margin	$ 4,126	$ 3,570	$ 12,701
Concentration Risk Percentage	21.00%	23.00%	22.00%
Analytics [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 20,990	$ 15,968	$ 54,061
Segment adjusted gross margin	$ 10,317	$ 7,799	$ 26,042
Concentration Risk Percentage	49.00%	49.00%	48.00%